Fair Value (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value of Financial Instruments [Abstract]
Financial assets and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
Assets:
Forward contracts	$—	$2	$—	$2
Interest rate swaps	—	6	—	6

	$—	$8	$—	$8
Liabilities:
Forward contracts	$—	$2	$—	$2